10. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Details Narrative
Note payable to its Chief Executive Officer	$ 750	$ 750